SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 2,076,632	$ 70,178
Less: accumulated depreciation	(53,714)	(7,937)
Intangible assets, net	$ 2,022,918	$ 62,241